OTHER INTANGIBLE ASSETS, NET (Schedule of Definite-Lived Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 949,407	$ 880,269
Accumulated amortization	583,404	469,250
Other intangible assets, net	366,003	411,019
Core technology
Finite-Lived Intangible Assets [Line Items]
Original amounts	635,250	577,692
Accumulated amortization	353,558	281,319
Customer relationships, backlog and distribution network
Finite-Lived Intangible Assets [Line Items]
Original amounts	269,717	258,137
Accumulated amortization	207,165	170,454
Trademarks
Finite-Lived Intangible Assets [Line Items]
Original amounts	44,440	44,440
Accumulated amortization	$ 22,681	$ 17,477